T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 59.5%
T. Rowe Price Funds:
New Income Fund	130,207	26,725	20,328	14,351,854	142,801
Limited Duration Inflation Focused
Bond Fund	110,078	30,760	11,562	25,786,597	130,738
International Bond Fund (USD
Hedged)	41,738	9,767	4,355	4,786,654	48,441
Emerging Markets Bond Fund	34,468	7,299	4,607	3,244,892	37,771
Dynamic Global Bond Fund	28,305	7,312	2,988	3,469,192	31,847
High Yield Fund	24,346	6,632	2,823	4,340,325	28,212
U. S. Treasury Long-Term Fund	26,070	5,617	12,542	1,414,236	20,563
Floating Rate Fund	7,094	4,840	1,194	1,111,368	10,602
Total Bond Mutual Funds (Cost $438,180)					450,975

EQUITY MUTUAL FUNDS 40.3%
T. Rowe Price Funds:
Equity Index 500 Fund	136,095	35,204	26,723	1,952,099	153,689
Overseas Stock Fund	24,026	6,132	3,439	2,716,623	27,275
International Value Equity Fund	20,436	7,217	2,417	1,986,799	24,835
International Stock Fund	23,057	4,997	4,904	1,421,757	24,241
Emerging Markets Stock Fund	15,251	3,540	2,392	400,439	17,239
Mid-Cap Growth Fund	12,249	2,458	1,368	151,014	13,253
Mid-Cap Value Fund	10,768	3,324	1,430	498,654	12,486
New Horizons Fund(2)	8,142	2,101	875	158,407	9,580
Small-Cap Stock Fund(2)	7,575	1,806	838	177,007	8,449
Small-Cap Value Fund	6,910	1,661	861	174,507	7,380
Real Assets Fund	5,870	1,695	619	640,023	6,688
Total Equity Mutual Funds (Cost $283,928)					305,115

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32%(3)	902	21,046	20,215	1,733,113	1,733
Total Short-Term Investments (Cost $1,733)					1,733
Total Investments in Securities 100.0%
(Cost $723,841)					$757,823
Other Assets Less Liabilities (0.0)%					(24)
Net Assets 100.0%					$757,799

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(203)	$(782)	$591
Emerging Markets Bond Fund	(270)	611	1,430
Emerging Markets Stock Fund	(36)	840	221
Equity Index 500 Fund	1,256	9,113	2,290
Floating Rate Fund	(18)	(138)	283
High Yield Fund	(32)	57	1,124
International Bond Fund (USD
Hedged)	638	1,291	637
International Stock Fund	(17)	1,091	651
International Value Equity Fund	(207)	(401)	732
Limited Duration Inflation
Focused Bond Fund	1,483	1,462	854
Mid-Cap Growth Fund	719	(86)	46
Mid-Cap Value Fund	207	(176)	203
New Horizons Fund	1,020	212	—
New Income Fund	173	6,197	3,011
Overseas Stock Fund	(162)	556	623
Real Assets Fund	(1)	(258)	196
Small-Cap Stock Fund	495	(94)	—
Small-Cap Value Fund	285	(330)	58
U. S. Treasury Long-Term Fund	2,314	1,418	441
U. S. Treasury Money Fund	—	—	54
Totals	$7,644#	$20,583	$13,445+

# Capital gain distributions from mutual funds represented $6,804 of the net realized gain
(loss).
+ Investment income comprised $13,445 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2010 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.